Leases - Minimum Future Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 171,682
2016	71,888
2017	28,591
2018	11,644
2019	2,192
Thereafter	0
Total minimum lease revenue, net of commissions	$ 285,997